DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position
The following tables present information about our hedge instruments measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023 all of which utilize Level 2 inputs under the fair value hierarchy:

(In thousands)	Balance Sheet Classification	December 31, 2024	December 31, 2023
Assets:
Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Prepaid expenses and other current assets	$697	$313
		$697	$313

Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$—	$2,440

Derivatives not designated as hedging instruments:
Foreign currency forward exchange contracts	Accrued liabilities	$3	$—
		$3	$2,440

Schedule of Offsetting Assets

	December 31, 2024
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$697	$697	$697
Derivative liabilities	3	3	3

	December 31, 2023
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$313	$313	$313
Derivative liabilities	2,456	2,456	2,456

Schedule of Offsetting Liabilities

	December 31, 2024
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$697	$697	$697
Derivative liabilities	3	3	3

	December 31, 2023
			Gross Amounts Not Offset in the Consolidated Balance Sheet, but Have Rights to Offset
(In thousands)	Gross Amounts	Net Amounts Presented	Financial Instruments
Derivative assets	$313	$313	$313
Derivative liabilities	2,456	2,456	2,456